Income Taxes - Income taxes paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Income Tax Disclosure [Line Items]
Mainland PRC	$ 1,105
Income tax paid	3,218	$ 1,775		$ 280
Hong Kong
Income Tax Disclosure [Line Items]
Foreign	942
Sweden
Income Tax Disclosure [Line Items]
Foreign	1,068
Others
Income Tax Disclosure [Line Items]
Foreign	$ 103

[1]	Restated (refer to Note 2(c))